DERIVATIVE LIABILITIES (Details-Fair Value) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative liabilities		$ 1,650,243
Quoted prices in active markets (Level 1) [Member]
Derivative liabilities
Significant other observable inputs (Level 2) [Member]
Derivative liabilities
Significant unobservable inputs (Level 3) [Member]
Derivative liabilities		$ 1,650,243